Income tax expense (Details 1) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Timing Differences On Property & Equipment, Right Of Use Assets, Lease Obligations And Financing Costs	$ 1,674,085	$ 1,945,086	$ 1,805,012
Sred Expenditures	575,747	369,522	348,341
Foreign Tax Credit	285,772	285,772	285,772
Deferred Tax Assets	10,835,397	11,632,955	10,774,653
Intellectual Property	(3,411,411)	(3,745,627)	(4,133,115)
Less Valuation Allowance	(7,423,986)	(7,887,328)	(6,641,538)
Total	(7,423,986)	(7,887,328)	(6,641,538)
Canada
Net Operating Losses Carried Forward	8,051,504	7,809,363	6,840,817
USA
Net Operating Losses Carried Forward	$ 248,289	$ 1,223,212	$ 1,494,711